                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                          Nationwide Variable Account

                   The date of this prospectus is May 1, 2000.

--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE CONTRACTS:


FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993:

o        American Century: Short Term Government (formerly American Century:
         Benham Short-Term Government)
o        American Century: Income & Growth
o        American Century: Growth (formerly American Century: Twentieth Century
         Growth)
o        American Century: International Growth (formerly American Century:
         Twentieth Century International Growth)
o        American Century: Ultra (formerly American Century: Twentieth Century
         Ultra)
o        Delchester Fund-Institutional Class
o        Dreyfus A Bonds Plus, Inc.
o        Dreyfus Appreciation Fund, Inc.
o        Dreyfus Balanced Fund, Inc.
o        Dreyfus S&P 500 Index Fund
o Dreyfus Premier Third Century Fund, Inc. - Class Z (formerly, Dreyfus Third Century Fund, Inc.)
o        Evergreen Income and Growth Fund
o        Federated Bond Fund - Class F
o        Federated High Yield Trust*
o        Fidelity Advisor Balanced Fund - Class T
o        Fidelity Advisor Equity Income Fund - Class T
o        Fidelity Advisor Growth Opportunities Fund - Class T
o        Fidelity Advisor High Yield Fund - Class T
o        Fidelity Asset Manager(TM)
o        Fidelity Equity-Income Fund
o        Fidelity Magellan(R)Fund
o        Fidelity Puritan Fund
o Fidelity VIP High Income Portfolio* (additional purchase payments or exchanges may not be made to this Fund on or after December 1, 1993).
o        Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
o        INVESCO Dynamics Fund
o        Janus Fund
o        Janus Twenty Fund
o        Janus Worldwide Fund
o        Lazard Small Cap Portfolio - Open Shares
o        MFS(R)Global Governments Fund - Class A (formerly MFS(R)World
         Governments Fund)
o        Nationwide(R)Bond Fund - Class D
o        Nationwide(R)Fund - Class D
o        Nationwide(R)Growth Fund - Class D

o        Nationwide(R)Money Market Fund - Prime Shares
o Nationwide S&P 500(R)Index Fund - Service Class (sub-adviser: The Dreyfus Corporation)
o        Nationwide(R)Intermediate U.S. Government Bond Fund - Class D
o        Neuberger Berman Guardian Fund, Inc.
o        Neuberger Berman Limited Maturity Bond Fund
o        Neuberger Berman Partners Fund, Inc.
o        Oppenheimer Global Fund/VA
o        Phoenix Balanced Fund Series
o        Prestige Balanced Fund - Class A
o        Prestige International Fund - Class A
o        Prestige Large Cap Growth Fund - Class A
o        Prestige Large Cap Value Fund - Class A
o        Prestige Small Cap Fund - Class A
o        Strong Common Stock Fund, Inc.
o        Strong Total Return Fund, Inc.
o        Templeton Foreign Fund - Class A
o        Warburg Pincus Emerging Growth Fund
o        Warburg Pincus Global Fixed Income Fund

*These securities may invest in lower quality debt securities commonly referred to as junk bonds.

FOR PLANS ESTABLISHED PRIOR TO MARCH 6, 1998

o        Neuberger Berman Equity Trust(R) - Neuberger Berman Genesis Trust

FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993

o        American Century: Short Term Government (formerly American Century:
         Benham Short-Term Government)
o        American Century: Growth (formerly American Century: Twentieth Century
         Growth)
o        Fidelity Capital & Income Fund(1)
o        Fidelity Equity - Income Fund
o        Fidelity VIP High Income Portfolio(2)
o        MFS(R)Global Governments Fund - Class A (formerly MFS(R) World
         Governments Fund)
o        Nationwide(R)Money Market Fund - Prime Shares

(1)Additional purchase payments or exchanges may not be made to this Fund on or after May 1, 1991. Not available for contracts which were issued on or after May 1, 1987.

(2)Additional purchase payments or exchanges may not be made to this Fund on or after December 1, 1993.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 48.

For general information or to obtain FREE copies of the:
o        Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund; and
o        required Nationwide forms,

call:           1-800-848-6331
          TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 16609
       COLUMBUS, OHIO 43216-6609

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS ANNUITY IS NOT:

o        A BANK DEPOSIT            o        FEDERALLY INSURED
o        ENDORSED BY A BANK        o        AVAILABLE IN
         OR GOVERNMENT AGENCY               EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract and any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SIMPLE IRA- An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code to which the only contributions that can be made are contributions under a SIMPLE Plan and rollovers or transfers from another SIMPLE IRA.

SIMPLE PLAN- The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers. In a SIMPLE Plan, each employee may choose whether to have the Small Employer make payments as contributions under the SIMPLE Plan or to receive these payments directly in cash. A Small Employer that chooses to establish a SIMPLE Plan must make either matching contributions or non-elective contributions. All contributions under a SIMPLE Plan are made to SIMPLE IRAs.

SMALL EMPLOYER- An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

TWO-YEAR PERIOD- The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee's SIMPLE IRA.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................................4

SUMMARY OF STANDARD CONTRACT
     EXPENSES (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)..............8

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)..............9

EXAMPLE (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)...................11

SUMMARY OF STANDARD CONTRACT
     EXPENSES (FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)................14

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES (FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)................15

EXAMPLE (FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)......................16

SYNOPSIS OF THE CONTRACTS....................................................17

FINANCIAL STATEMENTS.........................................................17

CONDENSED FINANCIAL INFORMATION..............................................18

NATIONWIDE LIFE INSURANCE COMPANY............................................18

NATIONWIDE INVESTMENT SERVICES CORPORATION...................................18

TYPES OF CONTRACTS...........................................................18
     Individual Retirement Accounts
     Simplified Employee Pension IRAs
     SIMPLE IRAs
     Roth IRAs
     Qualified Contracts

INVESTING IN THE CONTRACT....................................................19
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

CHARGES AND DEDUCTIONS.......................................................21
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Elimination of CDSC
     Contract Maintenance Charge
     Administration Charge
     Premium Taxes

CONTRACT OWNERSHIP...........................................................24
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT....................................................25
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE..............................................................28

SURRENDER (REDEMPTION).......................................................28
     Surrenders Under a Qualified Plan

LOAN PRIVILEGE...............................................................28
     Minimum and Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default

CONTRACT OWNER SERVICES......................................................30
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE....................................................31

ANNUITIZING THE CONTRACT.....................................................31
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Assumed Investment Rate
     Value of an Annuity Unit
     Exchanges Among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS...............................................................33
     Death of Contract Owner
     Death of Annuitant
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.......................................................34
     Required Distributions for Qualified Plans

     Required Distributions for Individual Retirement Accounts
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS...................................................36
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Tax Changes

STATEMENTS AND REPORTS.......................................................39

LEGAL PROCEEDINGS............................................................39

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..............................40

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.....................46

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS...........................47

APPENDIX B: CONDENSED FINANCIAL INFORMATION..................................56

SUMMARY OF CONTRACT EXPENSES

(FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

The expenses listed below are charged to all contracts issued on or after January 1, 1993, unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..................7%(1)

Range of CDSC over time:

-------------------------------- ------------------------
NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE
-------------------------------- ------------------------
               0                           7%
               1                           6%
               2                           5%
               3                           4%
               4                           3%
               5                           2%
               6                           1%
               7                           0%
-------------------------------- ------------------------

(1)Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without imposition of a CDSC. The CDSC is waived:

(a) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or
(b) for any amount withdrawn from this contract required to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued pursuant to the terms of a Qualified Plan.

MAXIMUM ANNUAL CONTRACT
MAINTENANCE CHARGE.............................$30(2)

VARIABLE ACCOUNT CHARGES(3)
(as a percentage of average account value)
Mortality and Expense Risk Charge.............1.25%
Administration Charge.........................0.05%
     Total Variable Account Charges...........1.30%

(2)The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary.

(3)These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.

                                         UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                                   (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)
----------------------------------------------------------------------------------------------------------------------
                                                               Management       Other       12b-1      Total Mutual
                                                                 Fees         Expenses       Fees     Fund Expenses
----------------------------------------------------------------------------------------------------------------------
American Century: Short Term Government (formerly Benham         0.59%          0.00%        0.00%         0.59%
Short-Term Government)
----------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth                                0.68%          0.00%        0.00%         0.68%
----------------------------------------------------------------------------------------------------------------------
American Century: Growth (formerly Twentieth Century Growth)     1.00%          0.00%        0.00%         1.00%
----------------------------------------------------------------------------------------------------------------------
American Century: International Growth (formerly Twentieth       1.27%          0.00%        0.00%         1.27%
Century International Growth)
----------------------------------------------------------------------------------------------------------------------
American Century: Ultra (formerly Twentieth Century Ultra)       1.00%          0.00%        0.00%         1.00%
----------------------------------------------------------------------------------------------------------------------
Delchester Fund-Institutional Class                              0.65%          0.05%        0.00%         0.70%
----------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.                                       0.65%          0.31%        0.00%         0.96%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                                  0.28%          0.36%        0.25%         0.89%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.                                      0.60%          0.15%        0.22%         0.97%
----------------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund (formerly Peoples Index Fund(R),      0.25%          0.25%        0.00%         0.50%
Inc.)
----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third Century Fund, Inc. - Class Z               0.75%          0.22%        0.00%         0.97%
(formerly Dreyfus Third Century Fund, Inc.)
----------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                                 0.97%          0.28%        0.00%         1.25%
----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                                    0.65%          0.45%        0.00%         1.09%
----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust                                       0.54%          0.34%        0.00%         0.88%
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund - Class T                         0.43%          0.23%        0.50%         1.14%
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund - Class T                    0.48%          0.23%        0.50%         1.18%
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class T             0.43%          0.19%        0.50%         1.11%
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T                       0.58%          0.21%        0.25%         1.04%
----------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager                                           0.53%          0.22%        0.00%         0.75%
----------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                      0.47%          0.20%        0.00%         0.67%
----------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                        0.43%          0.19%        0.00%         0.62%
----------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                            0.44%          0.20%        0.00%         0.64%
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                               0.58%          0.11%        0.00%         0.69%
----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund Inc. - Mutual Shares Fund:           0.56%          0.21%        0.35%         1.12%
Class A
----------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                                            0.52%          0.27%        0.25%         1.04%
----------------------------------------------------------------------------------------------------------------------
Janus Fund                                                       0.65%          0.20%        0.00%         0.85%
----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                                0.65%          0.23%        0.00%         0.88%
----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                             0.65%          0.24%        0.00%         0.89%
----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio - Open Shares                         0.75%          0.09%        0.25%         1.09%
----------------------------------------------------------------------------------------------------------------------
MFS(R) Global Governments Fund - Class A (formerly MFS(R) World  0.75%          0.00%        0.23%         1.98%
Governments Fund)
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund - Class D                                0.50%          0.33%        0.00%         0.83%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D                                     0.56%          0.17%        0.00%         0.73%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund - Class D                              0.58%          0.22%        0.00%         0.80%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market - Prime Shares                        0.40%          0.21%        0.00%         0.61%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Intermediate U.S. Government Bond Fund - Class D   0.50%          0.29%        0.00%         0.79%
----------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund - Service Class                 0.13%          0.35%        0.15%         0.63%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Equity Trust(R) - Neuberger Berman Genesis      1.12%          0.11%        0.00%         1.23%
Trust
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.                             0.70%          0.12%        0.00%         0.82%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Limited Maturity Bond Fund                      0.52%          0.18%        0.00%         0.70%
----------------------------------------------------------------------------------------------------------------------

                                   UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONTINUED)
                                   (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)
----------------------------------------------------------------------------------------------------------------------
                                                               Management       Other       12b-1      Total Mutual
                                                                 Fees         Expenses       Fees     Fund Expenses
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Fund, Inc.                             0.71%          0.11%        0.00%         0.82%
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA: Class A                              0.69%          0.26%        0.21%         1.16%
----------------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series                                     0.53%          0.19%        0.25%         0.97%
----------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class A                                 0.75%          0.10%        0.25%         1.10%
----------------------------------------------------------------------------------------------------------------------
Prestige International Fund - Class A                            0.85%          0.20%        0.25%         1.30%
----------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Class A                         0.80%          0.15%        0.25%         1.20%
----------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Class A                          0.75%          0.15%        0.25%         1.15%
----------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Class A                                0.95%          0.15%        0.25%         1.35%
----------------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund                                         1.00%          0.17%        0.00%         1.17%
----------------------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.                                   0.80%          0.14%        0.00%         0.94%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund- Class A                                  0.46%          0.23%        0.25%         0.94%
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                              0.90%          0.33%        0.00%         1.23%
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed Income Fund                          0.43%          0.52%        0.00%         0.95%
----------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

----------------------------------------------------------------------------------------------------------------------
                                                               Management       Other       12b-1      Total Mutual
                                                                 Fees         Expenses       Fees     Fund Expenses
----------------------------------------------------------------------------------------------------------------------
Delchester Fund - Institutional Class                            0.65%          0.49%        0.00%         1.14%
----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                                    0.75%          0.47%        0.00%         1.22%
----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust                                       0.75%          0.40%        0.00%         1.15%
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund - Class T                    0.43%          0.23%        0.50%         1.16%
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities - Class T                  0.46%          0.43%        0.25%         1.14%
----------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager                                           0.42%          0.18%        0.00%         0.60%
----------------------------------------------------------------------------------------------------------------------
Fidelity Magellan                                                0.42%          0.18%        0.00%         0.60%
----------------------------------------------------------------------------------------------------------------------
Fidelity Puritan                                                 0.44%          0.21%        0.00%         0.65%
----------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund - Service Class                 0.13%          0.66%        0.24%         1.03%
----------------------------------------------------------------------------------------------------------------------
Nationwide Intermediate U.S. Government Bond Fund -              0.50%          0.78%        0.00%         0.78%
Class D
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Limited Maturity Bond Fund                      0.54%          0.18%        0.00%         0.72%
----------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class A                                 0.75%          2.44%        0.25%         3.44%
----------------------------------------------------------------------------------------------------------------------
Prestige International Fund - Class A                            0.85%          1.77%        0.25%         2.87%
----------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Inc. - Class A                         0.80%          0.64%        0.25%         1.69%
----------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Class A                          0.75%          0.87%        0.25%         1.87%
----------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Class A                                0.95%          1.04%        0.25%         2.24%
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed Income Fund                          1.00%          0.53%        0.00%         1.53%
----------------------------------------------------------------------------------------------------------------------

EXAMPLE
(FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)


The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.30%). The contract maintenance charge is expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size is greater than $1,000, the expense effect of the contract maintenance charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

---------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR   IF YOU DO NOT SURRENDER YOUR    IF YOU ANNUITIZE YOUR
                                 CONTRACT AT THE END OF THE  CONTRACT AT THE END OF THE   CONTRACT AT THE END OF THE
                                   APPLICABLE TIME PERIOD      APPLICABLE TIME PERIOD       APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------------
                                   1      3      5     10      1      3      5     10      1      3      5     10
                                  YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.
---------------------------------------------------------------------------------------------------------------------
American Century: Short Term       91    109    137    237     21     64    110    237     *      64    110    237
Government (formerly Benham
Short-Term Government)
---------------------------------------------------------------------------------------------------------------------
American Century: Income &         92    112    142    247     22     67    115    247     *      67    115    247
Growth
---------------------------------------------------------------------------------------------------------------------
American Century: Growth           95    122    159    281     25     77    132    281     *      77    132    281
(formerly Twentieth Century
Growth)
---------------------------------------------------------------------------------------------------------------------
American Century: International    98    131    173    309     28     86    146    309     *      86    146    309
Growth (formerly Twentieth
Century International Growth)
---------------------------------------------------------------------------------------------------------------------
American Century: Ultra            95    122    159    281     25     77    132    281     *      77    132    281
(formerly Twentieth Century
Ultra)
---------------------------------------------------------------------------------------------------------------------
Delchester Fund-Inst'l             92    113    143    249     22     68    116    249     *      68    116    249
---------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus               95    121    156    276     25     76    129    276     *      76    129    276
---------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.    94    119    153    270     24     74    126    270     *      74    126    270
---------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.        94    120    155    273     24     75    128    273     *      75    128    273
---------------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund         90    106    132    228     20     61    105    228     *      61    105    228
(Formerly Peoples Index Fund,
Inc.)
---------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third Century      95    121    157    278     25     76    130    278     *      76    130    278
Fund, Inc. - Class Z (formerly,
Dreyfus Third Century Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund   98    130    172    307     28     85    145    307     *      85    145    307
---------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F      96    125    164    290     26     80    137    290     *      80    137    290
---------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust         94    118    153    268     24     73    126    268     *      73    126    268
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund     97    129    170    304     27     84    143    304     *      84    143    604
- Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Fund Equity       98    130    172    307     28     85    145    607     *      85    145    307
Income Fund -
Class T
---------------------------------------------------------------------------------------------------------------------

EXAMPLE (CONTINUED)
(FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)
---------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR   IF YOU DO NOT SURRENDER YOUR    IF YOU ANNUITIZE YOUR
                                 CONTRACT AT THE END OF THE  CONTRACT AT THE END OF THE   CONTRACT AT THE END OF THE
                                   APPLICABLE TIME PERIOD      APPLICABLE TIME PERIOD       APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------------
                                   1      3      5     10      1      3      5     10      1      3      5     10
                                  YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Fund Growth       94    120    155    274     24     75    128    274     *      75    128    274
Opportunities Fund - Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield        96    124    163    288     26     79    136    288     *      79    136    288
Fund - Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)         91    109    137    237     21     64    110    237     *      64    110    237
---------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund        92    112    141    246     22     67    114    246     *      67    114    246
---------------------------------------------------------------------------------------------------------------------
Fidelity Magellan Fund             91    109    137    237     21     64    110    237     *      64    110    237
---------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund              91    110    139    242     21     65    112    242     *      65    112    242
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income           92    112    143    248     22     67    116    248     *      67    116    248
Portfolio
---------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund        96    125    164    291     26     80    137    291     *      80    137    291
Inc.- Mutual Shares Fund: Class
A
---------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund              96    125    163    289     26     80    136    289     *      80    136    289
---------------------------------------------------------------------------------------------------------------------
Janus Fund                         93    117    150    264     23     72    123    264     *      72    123    264
---------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                  94    118    152    266     24     73    125    266     *      73    125    266
---------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund               94    119    153    270     24     74    126    270     *      74    126    270
---------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio -       96    125    164    290     26     80    137    290            80    137    290
Open Shares
---------------------------------------------------------------------------------------------------------------------
MFS(R) Global Governments Fund -   99    133    177    317     29     88    150    317     *      88    150    317
Class A (formerly MFS(R) World
Governments Fund)
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund - Class D  93    116    148    260     23     71    121    260     *      71    121    260
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D       92    112    143    248     22     67    116    248     *      67    116    248
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund - Class  93    115    147    257     23     70    120    257     *      70    120    257
D
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund -  91    109    137    236     21     64    110    236     *      64    110    236
Prime Shares
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Intermediate U.S.    93    115    147    257     23     70    120    257     *      70    120    257
Government Bond Fund - Class D
---------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund   91    110    138    239     21     65    111    239     *      65    111    239
- Service Class
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Equity Trust(R)   98    129    171    305     28     84    144    305     *      84    144    305
- Neuberger Berman Genesis Trust
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund,    93    116    149    262     23     71    122    262     *      71    122    262
Inc.
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Limited           92    113    143    249     22     68    116    249     *      68    116    249
Maturity Bond Fund
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Fund,    93    116    149    262     23     71    122    262     *      71    122    262
Inc.
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA         97    127    166    295     27     82    139    295     *      82    139    295
---------------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series       95    121    157    278     25     76    130    278     *      16    130    278
---------------------------------------------------------------------------------------------------------------------

EXAMPLE (CONTINUED)
(FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)
---------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR   IF YOU DO NOT SURRENDER YOUR    IF YOU ANNUITIZE YOUR
                                 CONTRACT AT THE END OF THE  CONTRACT AT THE END OF THE   CONTRACT AT THE END OF THE
                                   APPLICABLE TIME PERIOD      APPLICABLE TIME PERIOD       APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------------
                                   1      3      5     10      1      3      5     10      1      3      5     10
                                  YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.
---------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class A   96    125    164    291     26     80    137    291     *      80    137    291
---------------------------------------------------------------------------------------------------------------------
Prestige International Fund -      98    132    175    312     28     87    148    312     *      87    148    312
Class A
---------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund     97    128    169    302     27     83    142    302     *      83    142    302
- Class A
---------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund -    97    127    167    297     27     82    140    297     *      82    140    297
Class A
---------------------------------------------------------------------------------------------------------------------
Prestige Small Cap  - Fund         99    133    177    317     29     88    150    317     *      88    150    317
Class A
---------------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund           97    128    168    299     27     83    141    299     *      83    141    299
---------------------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.     94    120    156    275     24     75    129    275     *      75    129    275
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A   96    126    165    293     26     81    138    293     *      81    138    293
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth     97    129    170    304     27     84    143    304     *      84    143    304
Fund
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed        95    121    156    276     25     76    129    276     *      76    129    276
Income Fund
---------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SUMMARY OF CONTRACT EXPENSES
(FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)

The expenses listed below are charged to all contracts issued prior to January 1, 1993, unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..................5%(1)

(1)After the first year from the date of any purchase payment, the contract owner may withdraw 5% of that purchase payment without imposition of a CDSC.

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE.....$30(2)

VARIABLE ACCOUNT CHARGES(3)
(as a percentage of average account value)
Mortality and Expense Risk Charges............1.30%
     Total Variable Account Charges...........1.30%

(2)The contract maintenance charge is deducted annually from all contracts on each contract anniversary.

(3)These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.

UNDERLYING MUTUAL FUND ANNUAL EXPENSES
(FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)
----------------------------------------------------------------------------------------------------------------------
                                                                                                        Total Mutual
                                                         Management       Other                            Fund
                                                            Fees         Expenses       12b-1 Fees       Expenses
----------------------------------------------------------------------------------------------------------------------
American Century: Short Term Government (formerly           0.59%          0.00%            0.00%           0.59%
Benham Short-Term Government)
----------------------------------------------------------------------------------------------------------------------
American Century: Growth (formerly Twentieth Century        1.00%          0.00%            0.00%           1.00%
Growth)
----------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                              0.58%          0.24%            0.00%           0.82%
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                          0.58%          0.11%            0.00%           0.69%
----------------------------------------------------------------------------------------------------------------------
MFS(R) Global Governments Fund - Class A (formerly, MFS(R)  0.75%          0.00%            0.23%           0.98%
World Governments Fund)
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund - Class D                           0.50%          0.33%            0.00%           0.83%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D                                0.56%          0.17%            0.00%           0.73%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund - Class D                         0.58%          0.22%            0.00%           0.80%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market - Prime Shares                   0.40%          0.21%            0.00%           0.61%
----------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

EXAMPLE
(FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.30%). The contract maintenance charge is expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size is greater than $1,000, the expense effect of the contract maintenance charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

---------------------------------------------------------------------------------------------------------------
                          IF YOU SURRENDER YOUR       IF YOU DO NOT SURRENDER        IF YOU ANNUITIZE YOUR
                        CONTRACT AT THE END OF THE  YOUR CONTRACT AT THE END OF   CONTRACT AT THE END OF THE
                          APPLICABLE TIME PERIOD     THE APPLICABLE TIME PERIOD     APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                         1     3      5       10       1     3      5      10       1     3      5      10
                        YR.   YRS.   YRS.    YRS.     YR.   YRS.   YRS.   YRS.     YR.   YRS.   YRS.   YRS.
---------------------------------------------------------------------------------------------------------------
American Century:       75    125    179     281      25     77    132    281       *     77    132     281
Growth (formerly
Twentieth Century
Growth)
---------------------------------------------------------------------------------------------------------------
American Century:       71    112    158     237      21     64    110    237       *     64    110     237
Short Term Government
(formerly Benham
Short-Term Government)
---------------------------------------------------------------------------------------------------------------
Fidelity Capital &      71    111    157     236      21     64    110    236       *     64    110     236
Income Fund
---------------------------------------------------------------------------------------------------------------
Fidelity VIP High       71    111    157     236      21     64    110    236       *     64    110     236
Income Portfolio
---------------------------------------------------------------------------------------------------------------
MFS(R) Global           72    117    166     255      22     69    119    255       *     69    119     255
Governments Fund -
Class A (formerly,
MFS(R) World Government
Fund)
---------------------------------------------------------------------------------------------------------------
Nationwide(R) Money     69    106    148     217      19     58    100     27       *     58    100     217
Market Fund - Prime
Shares
---------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund 70    109    153     228      20     61    105    228       *     61    105     228
- Class D
---------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund -    70    111    156     234      20     63    109    234       *     63    109     234
Class D
---------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth    71    111    157     236      21     64    110    236       *     64    110     236
Fund - Class D
---------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are deferred variable annuity contracts. Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts. Currently (and at all times after January 1, 1993), the contracts are issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.

Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing Non-Qualified Annuities or Individual Retirement Annuities. Such contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders. Such account holders will be the annuitant under these contracts. Annuity payments under the contracts are deferred until a selected later date.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in the prospectus.

CHARGES AND EXPENSES

Nationwide deducts a mortality risk charge equal to an annual rate of 0.80% of the daily net assets of the variable account for mortality risk assumed by Nationwide (see "Mortality Risk Charge").

Nationwide deducts an expense risk charge equal to an annual rate of 0.45% (0.50% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account as compensation for Nationwide's risk in undertaking not to increase administrative charges on the contracts regardless of the actual administrative costs (see "Expense Risk Charge").

Nationwide does not deduct a sales charge from purchase payments made for these contracts. However, if any part of the contract value is surrendered, Nationwide will, with certain exceptions, deduct a CDSC not to exceed 7% of purchase payments surrendered. For contracts issued before January 1, 1993, Nationwide will deduct a CDSC not to exceed 5% of purchase payments surrendered. This charge, when applicable, is imposed to permit Nationwide to recover sales expenses which have been advanced by Nationwide (see "Contingent Deferred Sales Charge").

On each contract anniversary, Nationwide will deduct a contract maintenance charge of $30 from the contract value.

For contracts issued on or after January 1, 1993, Nationwide will assess an administration charge equal to an annual rate of 0.05% of the daily net assets of the variable account.

These charges are to reimburse Nationwide for administrative expenses related to the issuance and maintenance of the contracts (see "Contract Maintenance Charge" and "Administration Charge").

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation. ("NISC"), Three Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The following is a general description of the types of annuity contracts, and is intended to provide only general information of the various types of contracts; it is not intended to be comprehensive. The eligibility requirements, tax benefits, limitations, and other features of these contracts differ one from the other.

Individual Retirement Accounts (IRAs)

Individual Retirement Accounts are contracts that are issued by insurance companies and satisfy the following requirements:

o        the contract is not transferable by the owner;

o        the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o        the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contribution from other IRAs, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Simplified Employee Pension IRAs (SEP IRAs)

A SEP IRA is a written plan established by an employer for the benefit of employees, which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for a IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy the following requirements:

o        minimum participation rules;

o        top-heavy contribution rules;

o        nondiscriminatory allocation rules; and

o        requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAs

A SIMPLE IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies the following:

o        vesting requirements,

o        participation requirements; and

o        administrative requirements.

The funds contributed to a SIMPLE IRA cannot be commingled with funds in IRAs or SEP IRAs.

A SIMPLE IRA cannot receive rollover distributions except from another SIMPLE
IRA.

Roth IRAs

Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:

o        the contract is not transferable by the owner;

o        the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and Traditional IRAs can be received);

o        the entire interest of the owner in the contract is nonforfeitable; and


o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from a Traditional IRA; however, the amount rolled over from the Traditional IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from a Traditional IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. The sub-account contains shares attributable to accumulation units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, and Qualified contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

For contracts issued after January 1, 1993, the underlying mutual fund options offered are also available to the general public. (Based on Nationwide's marketing plan for the contracts, Nationwide does not anticipate any disadvantages to this.) There is, however, a possibility that a material conflict may arise between those with interests in the contracts, the variable account and the various individuals and entities holding shares of the funds. A conflict may occur due to a number of reasons, including a change in law affecting the operations of variable annuity separate accounts or differences in the voting instructions of the owners and others maintaining a voting interest in the underlying mutual funds. In the event of conflict, Nationwide will take any steps necessary to protect those with interests in the contracts.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)       further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.


Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a mortality and expense risk charge from the variable account.

The amount is computed on a daily basis, and is equal to an annual rate of 1.25% (1.30% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account.

The mortality risk charge is equal to an annual rate of 0.80% of the daily net assets of the variable account. By guaranteeing the contract's annuity rate, Nationwide assumes the mortality risk. These guarantees cannot change regardless of the death rates of persons receiving annuity payments or of the general population. Nationwide expects to generate a profit from this charge.

The expense risk charge is equal to an annual rate of 0.45% (0.50% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account. By guaranteeing the contract's annuity rate, Nationwide assumes the expense risk. These guarantees cannot change regardless of its annual expenses. Nationwide expects to generate profit from this charge. If the mortality and expense charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

No deduction for a sales charge is made from the purchase payments for this contract. However, if any part of the contract value of such contracts is surrendered, Nationwide will, with certain exceptions, deduct a CDSC (see "Elimination of CDSC"). The CDSC will not exceed the lesser of 7% of purchase payments surrendered.

The CDSC, when it is applicable, will be used to cover expenses relating to the sale of the contract, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. Nationwide attempts to recover its distribution costs relating to the sale of the contract from the CDSC. Any shortfall will be made up from the general account of Nationwide, which may indirectly include portions of the mortality risk charge and expense risk charge since Nationwide expects to generate a profit through these charges. Gross distribution allowances which may be paid on the sale of these contracts are not more than 5.25% of the purchase payments.

If part or all of the contract value is surrendered, a CDSC will be deducted by Nationwide. For purposes of the CDSC, surrenders under a contract come first from the purchase payments which have been on deposit under the contract for the longest time period. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

For contracts issued on or after January 1, 1993, the CDSC will apply in the amounts set forth below. In no event will any CDSC be made against any values which have been held under the contract for at least 7 years, or to commencement of an annuity payout under contracts which have been in effect for at least two years or upon the death of the annuitant.

-------------------------------- -----------------------
 NUMBER OF YEARS FROM DATE OF
       PURCHASE PAYMENT             CDSC PERCENTAGE
-------------------------------- -----------------------
               0                           7%
               1                           6%
               2                           5%
               3                           4%
               4                           3%
               5                           2%
               6                           1%
               7                           0%
-------------------------------- -----------------------

Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC. This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:
a) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or
b) for any amount withdrawn from this contract in order to meet minimum distribution requirements under the Internal Revenue Code.

Withdrawals may be restricted for contracts issued pursuant to the terms of a Qualified Plan. No sales charges are deducted on redemption proceeds that are transferred to the fixed account option of this annuity. The contract owner may be subject to a tax penalty if withdrawals are taken prior to age 59 1/2.

For contracts issued before January 1, 1993 a CDSC will be deducted by Nationwide equal to 5% of the lesser of the total of all purchase payments made within 8 years prior to the date of the request for surrender, or the amount surrendered. In no event will any CDSC be made against any values which have been held under the contract for at least 8 years. Certain partial surrenders may be requested for which no CDSC will be assessed. For any purchase payments made, the contract owner (or annuitant, if applicable) may, after the first year from the date of each such purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously surrendered free of charge).

ELIMINATION OF CDSC

For contracts sold pursuant to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Code, SEP-IRA contracts sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:

1) the plan participant experiences a case of hardship (as defined for purposes of Internal Revenue Code Section 401(k));
2) the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));
3) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date;
4) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date;
5)       the plan participant dies; or
6)       the plan participant annuitizes after 2 years in the contract.

For Individual Retirement Accounts, Nationwide will waive the CDSC when:
1)       the designated annuitant dies; or
2)       the contract owner annuitizes after 2 years in the contract.

When a contract is exchanged for another contract issued by Nationwide or any of its affiliate insurance companies, of the type and class which Nationwide determined is eligible for such exchange, Nationwide will waive the CDSC on the first contract.

In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.

CONTRACT MAINTENANCE CHARGE

Each year on the contract anniversary (and on the date of surrender in any year in which the entire contract value is surrendered), Nationwide deducts a contract maintenance charge of $30 from the contract value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued pursuant to Qualified Plans described in Section 401 of the Internal Revenue Code, established on or after January 1, 1993 and SEP-IRA contracts established on or after January 1, 1993 and before August 1, 1994, the contract maintenance charge varies from $30 to $0. Underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in
Section 401 of the Internal Revenue Code and SEP-IRA contracts established on or after August 1, 1994, the contract maintenance charge varies from $12 to $0. Variances are based on internal underwriting guidelines. The contract maintenance charge will be allocated between the fixed account and variable account in the same percentages as the purchase payment investment allocations are to the fixed account and variable account.

ADMINISTRATION CHARGE

Nationwide deducts an administration charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 0.05% of the daily net assets of the variable account for contracts issued after January 1, 1993. The administration charge is designed only to reimburse Nationwide for administrative expenses. Nationwide will monitor this charge to ensure that it does not exceed annual administration expenses.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)      the time the contract is surrendered;
(2)      annuitization; or
(3)      such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Contract rights may be exercised by the annuitant if the contract owner has authorized the annuitant to exercise such rights. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o        on a Nationwide form;

o        signed by the contract owner; and

o        received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

ANNUITANT

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

Although not the contract owner, the annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survive the annuitant, the contingent beneficiaries receive the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                 o        Independence Day
o        Martin Luther King, Jr. Day    o        Labor Day
o        Presidents' Day                o        Thanksgiving
o        Good Friday                    o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:
(1)      trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is:

1) the value of amounts allocated to the sub-accounts of the variable account; and

2)       amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)      is:

         (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

         (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)       adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account, however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account from the variable account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFER AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

For transfers involving the variable account, Nationwide determines contract value as of the date the completed transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Partial Surrenders (Partial Redemption)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

a)       the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, a contract maintenance charge, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A QUALIFIED PLAN

The contract surrender provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

Loans are available only for contracts issued on or before January 1, 1993.

The loan privilege is ONLY available to owners of Qualified Contracts. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
---------------- ------------ ---------------------------
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
---------------- ------------ ---------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
---------------- ------------ ---------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

LOAN PROCESSING FEE

Nationwide may charge a Loan Processing Fee at the time each new loan is processed. If assessed it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o        the contract is surrendered;

o        the contract owner/annuitant dies;

o the contract owner who is not the annuitant dies prior to annuitization; or

o        annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Money Market Fund to any other underlying mutual fund.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire as to whether any enhanced rate dollar cost averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners (or annuitants if authorized) to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of:

1) 10% of all purchase payments made to the contract as of the withdrawal date; or

2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Qualified Plan or Tax Sheltered Annuity annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)      an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

1)       deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

1)       deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

ASSUMED INVESTMENT RATE

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment. The assumed investment rate of 3.5% is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.
(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.
(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

         The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified contracts will be made until an annuity payment option has been elected. Qualified contracts, IRAs, SEP IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER

If the contract owner and the annuitant are not the same person and the contract owner dies prior to the annuitization date, then the annuitant becomes the contract owner. In such event, the entire interest in the contract value, less any applicable deductions (which may include a CDSC), must be distributed in accordance with the appropriate "Required Distributions" section.

DEATH OF ANNUITANT

If the contract owner and annuitant are not the same person, and the annuitant dies prior to the annuitization date, then the contingent annuitant becomes the annuitant and no death benefit is payable. In the event there is no living contingent annuitant, then, upon the annuitant's death, a death benefit will be payable to the beneficiary, the contingent beneficiary, the contract owner, or the contract owner's estate, as specified in the "beneficiary" section.

DEATH OF CONTRACT OWNER/ANNUITANT

If any contract owner and the annuitant are the same person, and such person dies before the annuitization date, a death benefit will be payable to the beneficiary, contingent beneficiary, or the last surviving contract owner's estate, as specified in the "Beneficiary" section and in accordance with the appropriate "Required Distributions" section.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The beneficiary may elect to receive the death benefit:

(1)      in a lump sum;

(2)      as an annuity; or

(3)      in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

The death benefit value is determined as of the date Nationwide receives:

(1)      proper proof of the annuitant's death;

(2)      an election specifying the distribution method; and

(3)      any state required form(s).

DEATH BENEFIT PAYMENT

For contracts issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

o If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

         1) requested an annuity commencement date later than the first day of the calendar month after the annuitant's 75th birthday; and

         2)       Nationwide approved the request.

o If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

         1)       the contract value; or

         2) the sum of all purchase payments, less an adjustment for amounts surrendered.

         The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.

For contracts issued prior to May 1, 1998 or a date prior to approval of applicable contract modifications by state insurance authorities:

o If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

         1) requested an annuity commencement date later than the first day of the calendar month after the annuitant's 75th birthday; and

         2)       Nationwide approved the request.

o If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

         1)       the contract value; or

         2) the sum of all purchase payments, less any amounts surrendered.

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS

Distributions from Qualified Contracts will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

b)       the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity by the end of the previous calendar year by:

a)       the annuitant's life expectancy, or if applicable;

b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ACCOUNTS

Distributions from an IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

         1) treat the contract as an Individual Retirement Annuity or SEP IRA established for his or her benefit; or

         2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity or SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

         1) treat the contract as a Roth IRA established for his or her benefit; or

         2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o        the type of contract purchased;

o        the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto

Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o        IRAs

o        SEP IRAs;

o        SIMPLE IRAs; and

o        Roth IRAs.

IRAs, SEP IRAs and SIMPLE IRAs

Distributions from IRAs, SEP IRAs and SIMPLE IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. (For SIMPLE IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the SIMPLE IRA.) The penalty tax can be avoided if the distribution is:

o        made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o        used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o        it is made on or after the date on which the contract owner attains age
         59 1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o        it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o        made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled as defined in the Internal Revenue Code;

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o        for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.

Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)       provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o        a transfer of the contract from one contract owner to another; or

o        a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o        statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000, Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any material litigation of any nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

o        precious metals;
o        real estate;
o        stocks and bonds;
o        closed-end funds;
o        bank money market deposit accounts and passbook savings;
o        CDs; and
o        the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

o        S&P 500;
o        Shearson/Lehman Intermediate Government/Corporate Bond Index;
o        Shearson/Lehman Long-Term Government/Corporate Bond Index;
o        Donoghue Money Fund Average;
o        U.S. Treasury Note Index;
o        Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and

o        Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

o        Lipper Analytical Services, Inc.;
o        CDA/Wiesenberger;
o        Morningstar;
o        Donoghue's;
o        magazines such as:
         -        Money;
         -        Forbes;
         -        Kiplinger's Personal Finance Magazine;
         -        Financial World;
         -        Consumer Reports;
         -        Business Week;
         -        Time;
         -        Newsweek;
         -        National Underwriter; and
         -        News and World Report;
o        LIMRA;
o        Value;
o        Best's Agent Guide;
o        Western Annuity Guide;
o        Comparative Annuity Reports;
o        Wall Street Journal;
o        Barron's;
o        Investor's Daily;
o        Standard & Poor's Outlook; and
o        Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1999. If the underlying mutual fund has been available in the variable account for less than one year, (of if the underlying mutual fund has been effective for less than one year) standardized and non-standardized return is not annualized.

However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

NON-STANDARDIZED TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------
                                                                                     10 Years To
                                                     1 Year To      5 Years To       12/31/99 or      Date Fund
                Sub-Account Options                   12/31/99       12/31/99       Life of Fund      Effective
-------------------------------------------------------------------------------------------------------------------
American Century: Short-Term Government (formerly        0.22%          4.02%            3.90%        12/15/82
Benham Short-Term Government)
-------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth                       16.12%         26.14%           19.52%        12/17/90
-------------------------------------------------------------------------------------------------------------------
American Century: Growth (formerly Twentieth            32.63%         25.07%           16.28%        10/31/58
Century Growth)
-------------------------------------------------------------------------------------------------------------------
American Century: International Growth (formerly        62.01%         22.70%           17.80%        05/01/91
Twentieth Century International Growth)
-------------------------------------------------------------------------------------------------------------------
American Century: Ultra (formerly Twentieth             39.33%         27.83%           22.68%        11/02/81
Century Ultra)
-------------------------------------------------------------------------------------------------------------------
Delchester Fund-Institutional Class                     -4.77%          5.31%            7.18%        08/20/70
-------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.                               0.14%          5.52%            5.84%        06/25/76
-------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                          8.24%         24.29%           15.10%        01/31/84
-------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.                              8.47%         12.95%           10.67%        09/30/92
-------------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                              18.39%         26.00%           15.74%        01/02/90
-------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third Century Fund, Inc. - Class Z      28.17%         28.04%           16.31%        03/29/72
(formerly, Dreyfus Third Century Fund, Inc.)
-------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                        14.55%         13.46%            8.85%        08/31/78
-------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                           -3.91%          6.06%            7.84%        05/20/87
-------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust                               0.37%          7.78%            9.05%        08/23/84
-------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund - Class T                 2.84%         11.08%            9.78%        01/31/87
-------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund - Class T            1.57%         16.30%           15.15%        09/30/92
-------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class       2.23%         19.23%           16.35%        11/30/87
T
-------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T               6.65%          9.21%           11.79%        01/31/87
-------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                              11.81%         14.77%           12.04%        12/28/88
-------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                              5.46%         18.35%           12.82%        05/16/66
-------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                               22.14%         24.40%           17.15%        05/02/63
-------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                    1.22%         13.74%           11.38%        04/16/47
-------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund, Inc. - Mutual Shares       12.84%         15.89%           12.51%        01/31/68
Fund: Class A
-------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                                   69.27%         31.19%           22.29%
-------------------------------------------------------------------------------------------------------------------
Janus Fund                                              44.92%         29.25%           18.73%        12/31/85
-------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                       62.46%         43.14%           25.05%        04/26/85
-------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                    61.94%         28.98%           23.30%        05/15/91
-------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio - Open Shares                -0.15%          2.56%            5.54%
-------------------------------------------------------------------------------------------------------------------
MFS(R) World Governments Fund - Class A (formerly       -5.06%          2.55%            4.68%        02/25/81
MFS(R) World Governments Fund)
-------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund                                 -4.35%          6.08%            5.56%        03/01/80
-------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund                                      -1.83%         22.14%           13.76%        05/30/33
-------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                               14.82%         20.51%           13.52%        02/27/61
-------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund - Prime Shares           3.02%          3.43%            3.15%        03/01/80
-------------------------------------------------------------------------------------------------------------------
Nationwide(R) Intermediate U.S. Government Bond Fund    -3.54%          5.66%            4.44%        02/28/92
-------------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED TOTAL RETURN (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                                                     10 Years To
                                                     1 Year To      5 Years To       12/31/99 or    Date Fund
                Sub-Account Options                   12/31/99       12/31/99       Life of Fund    Effective
-----------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund - Class R             17.69%          N/A            25.96%         10/30/98(1)
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman Equity Trust(R) - Neuberger Berman     2.36%        14.90%           11.10%         09/26/88
Genesis Trust
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.                    6.75%        13.60%           11.92%         06/01/50
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman Limited Maturity Bond Fund             0.02%         3.96%            4.37%         06/09/86
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Fund, Inc.                    6.10%        18.66%           13.02%         07/16/68
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA                             56.12%        22.57%           14.42%         12/08/69
-----------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series                            9.02%        14.05%           10.13%         01/30/81
-----------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class A                        7.42%          N/A            12.29%         11/02/98(1)
-----------------------------------------------------------------------------------------------------------------
Prestige International Fund - Class A                  19.18%          N/A            21.50%         11/02/98(1)
-----------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Class A               32.65%          N/A            44.42%         11/02/98(1)
-----------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Class A                -6.40%          N/A            -1.41%         11/02/98(1)
-----------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Fund Class A                 16.78%          N/A            22.32%         11/02/98(1)
-----------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund                               38.23%        22.43%           19.87%         12/29/89
-----------------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.                         57.37%        28.65%           17.28%         12/30/81
-----------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                       37.10%        11.39%            9.56%         10/05/82
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                    39.69%        22.12%           16.58%         01/31/88
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed Income Fund                -1.21%         5.60%            5.50%         11/01/90
-----------------------------------------------------------------------------------------------------------------

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------
                                                                                   10 Years or
                                                                                    Date Fund
                                                                                   Available in     Date Fund
                                                                                     Variable       Added to
                                                    1 Year To      5 Years To        Account        Variable
               Sub-Account Options                  12/31/99        12/31/99       To 12/31/99       Account
-----------------------------------------------------------------------------------------------------------------
American Century: Short-Term Government
(formerly Benham Short-Term Government)               -9.30%          0.95%            1.42%        04/30/84
-----------------------------------------------------------------------------------------------------------------
American Century: Income & Growth                      6.42%          N/A             21.46%        10/31/96
-----------------------------------------------------------------------------------------------------------------
American Century: Growth (formerly Twentieth          22.93%         22.78%           14.34%        01/28/83
Century Growth)
-----------------------------------------------------------------------------------------------------------------
American Century: International Growth                52.31%          N/A             22.25%        02/01/95
(formerly Twentieth Century International
Growth)
-----------------------------------------------------------------------------------------------------------------
American Century: Ultra (formerly Twentieth           29.63%         25.74%           16.85%        10/15/93
Century Ultra)
-----------------------------------------------------------------------------------------------------------------
Delchester Fund-Institutional Class                  -13.95%          2.49%            1.94%        12/31/92
-----------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.                            -9.38%          2.65%           -0.15%        01/31/94
-----------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                       -1.46%          N/A             12.55%        01/05/98
-----------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.                           -1.23%          N/A              2.65%        01/05/98
-----------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                             8.69%         24.00%           17.02%        01/04/93
-----------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third Century Fund, Inc. - Class      18.47%         26.04%           16.18%        01/04/93
Z (formerly, Dreyfus Third Century Fund, Inc.)
-----------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                       4.85%         11.00%            7.44%        01/04/93
-----------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                        -13.15%          N/A             -1.44%        11/01/96
-----------------------------------------------------------------------------------------------------------------
Federated High Yield Trust                            -9.17%          N/A             -7.00%        12/31/97
-----------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund - Class T              -6.86%          N/A              7.41%        12/18/95
-----------------------------------------------------------------------------------------------------------------

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                                                 10 Years or
                                                                                  Date Fund
                                                                                Available in     Date Fund
                                                                                  Variable        Added to
                                                   1 Year To    5 Years To         Account        Variable
               Sub-Account Options                  12/31/99     12/31/99        To 12/31/99       Account
-----------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund - Class T        -8.05%          N/A             9.85%         12/18/95
----------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund -         -7.44%          N/A            13.74%         12/18/95
Class T
----------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T           -3.05%          N/A             3.42%         12/18/95
----------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                            2.11%        12.28%            7.90%         10/15/93
----------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                          -4.24%        16.20%           10.72%         03/16/83
----------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                            12.44%        22.28%           17.93%         01/04/93
----------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                -8.38%        11.32%           10.43%         01/04/93
----------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund, Inc. - Mutual            3.14%          N/A            -0.07%         01/05/98
Shares Fund: Class A
----------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                                59.57%          N/A            62.93%         11/02/98
----------------------------------------------------------------------------------------------------------------
Janus Fund                                           35.22%          N/A            26.67%         12/18/95
----------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                    52.76%        41.23%           27.42%         10/15/93
----------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                 52.24%          N/A            28.79%         11/01/96
----------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio - Open Shares             -9.65%          N/A            -6.54%         11/02/98
----------------------------------------------------------------------------------------------------------------
MFS(R) World Governments Fund - Class A (formerly   -14.22%        -0.51%            2.53%         02/15/83
MFS(R) World Governments Fund)
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund                             -13.56%         3.29%            3.33%         01/29/81
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund                                  -11.21%        20.10%           11.73%         01/29/81
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                             5.12%        18.29%           11.44%         01/29/81
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund - Prime Shares       -6.68%         0.23%            0.49%         01/29/81
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Intermediate U.S. Government Bond     -12.80%          N/A            -0.79%         12/18/95
Fund
----------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index Fund - Class R             7.99%          N/A             6.10%         11/02/98
----------------------------------------------------------------------------------------------------------------
Neuberger Berman Equity Trust(R) - Neuberger         -7.32%          N/A            -8.24%         01/05/98
Berman Genesis Trust
----------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.                 -2.95%        11.28%            8.15%         01/31/94
----------------------------------------------------------------------------------------------------------------
Neuberger Berman Limited Maturity Bond Fund          -9.49%         0.89%           -0.49%         09/30/93
----------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Fund, Inc.                 -3.60%        16.58%           12.74%         01/04/93
----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA                           46.42%        20.12%           18.80%         01/04/93
----------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series                         -0.68%        11.56%            7.69%         01/31/94
----------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class A                     -2.28%          N/A            -3.46%         11/02/98
----------------------------------------------------------------------------------------------------------------
Prestige International Fund - Class A                 9.48%          N/A             7.74%         11/02/98
----------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Class A             22.95%          N/A            21.18%         11/02/98
----------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Class A             -15.47%          N/A           -14.30%         11/02/98
----------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Fund Class A                7.08%          N/A             9.17%         11/02/98
----------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund                             28.53%          N/A            31.01%         11/02/98
----------------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.                       47.67%        26.41%           20.61%         01/04/93
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                     27.40%          N/A             9.04%         02/01/95
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                  29.97%          N/A            15.92%         12/18/95
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed Income Fund             -10.64%          N/A            -2.97%         01/05/98
----------------------------------------------------------------------------------------------------------------

(1)The Nationwide S&P 500(R) Index Fund, Prestige Balanced Fund, Prestige International Fund, Prestige Large Cap Growth Fund, Prestige Large Cap Value Fund and Prestige Small Cap Fund were added to the variable account on December 23, 1998. Therefore, no performance information is available.

             TABLE OF CONTENTS: STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................2
Calculation of Performance...................................................2
Annuity Payments.............................................................3
Financial Statements.........................................................4

APPENDIX A:  OBJECTIVES FOR THE UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

(AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

For contracts issued on or after January 1, 1993, variable account purchase payments may be allocated only to the sub-accounts which consist of shares of the underlying mutual fund options listed below:

AMERICAN CENTURY: SHORT-TERM GOVERNMENT (FORMERLY BENHAM SHORT-TERM GOVERNMENT)

Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. The fund invests in securities of the United States government and its agencies. American Century Investment Management, Inc. serves as the fund's investment adviser.

AMERICAN CENTURY: INCOME & GROWTH

Investment Objective: Seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the fund's investment adviser.

AMERICAN CENTURY: GROWTH (FORMERLY TWENTIETH CENTURY GROWTH)

Investment Objective: Seeks capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The fund's investment approach identifies companies with accelerating earnings and revenues. As part of its strategy, the fund remains essentially fully invested in stocks at all times. American Century Investment Management, Inc. serves as the fund's investment adviser.

AMERICAN CENTURY: INTERNATIONAL GROWTH (FORMERLY TWENTIETH CENTURY INTERNATIONAL GROWTH)

Investment Objective: Seeks capital growth by investing in an international portfolio of common stocks, primarily in developed markets; stocks considered by the investment manager to have prospects for appreciation. The fund will invest primarily in common stocks (defined to include depository receipts for common stocks) and other equity equivalents of such companies. American Century Investment Management, Inc. serves as the fund's investment adviser.

AMERICAN CENTURY: ULTRA (FORMERLY TWENTIETH CENTURY ULTRA)

Investment Objective: The investment objective of the fund is to seek capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. American Century Investment Management, Inc. serves as the fund's investment adviser.

DELCHESTER FUND-INSTITUTIONAL CLASS

Investment Objective: Seeks to provide high current income by investing principally in corporate bonds, and also in U.S. Government securities and commercial paper. This fund invests primarily in high-yield securities (junk bonds) and greater risks may be involved with an investment in the fund than an investment in a mutual fund comprised primarily of investment grade bonds. Delaware Management Company, Inc. serves as the fund's investment adviser.

DREYFUS A BONDS PLUS, INC.

Investment Objective: The fund's goal is to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The fund invests principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions. The fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940) of the Fund's outstanding voting shares. There can be no assurance that the fund's investment objective will be achieved. The Dreyfus Corporation serves as the fund's investment adviser.

DREYFUS APPRECIATION FUND, INC.

Investment Objective: To provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The fund seeks to meet its objective by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the fund's investment adviser.

DREYFUS BALANCED FUND, INC.

Investment Objective: To provide long-term capital growth and current income, consistent with reasonable investment risk. The fund is managed as a balanced fund and invests in equity and debt securities, the proportion of which will vary from time to time in accordance the fund manager's assessment of economic conditions and investment opportunities. The Dreyfus Corporation serves as the fund's investment adviser.

DREYFUS S&P 500 INDEX FUND

Investment Objective: Seeks to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The fund's investment objective cannot be changed without approval by the holders of a majority of the Fund's outstanding voting shares. The Dreyfus Corporation serves as the fund's investment adviser.

DREYFUS PREMIER THIRD CENTURY FUND, INC. - CLASS Z (FORMERLY, DREYFUS THIRD CENTURY FUND, INC.)

Investment Objective: Primarily seeks to provide capital growth through equity investment in companies that, in the opinion of the fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business, in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the fund's investment adviser.

EVERGREEN INCOME AND GROWTH FUND  (FORMERLY THE EVERGREEN TOTAL RETURN FUND)

Investment Objective: Seeks to achieve a return consisting of current income and capital appreciation in the value of its shares. The emphasis on current income and capital appreciation will be relatively equal although, over time, changes in the outlook for market conditions and the level of interest rates will cause the fund to vary its emphasis between these two elements in its search for the optimum return for its shareholders. The fund seeks to achieve its investment objective through investments in common stocks, preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. The fund may also write covered call options. Evergreen Asset Management Corp. serves as the Fund's investment adviser.

FEDERATED BOND FUND - CLASS F

Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital. The fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the fund's investment objective. Federated Investment Management Company serves as the fund's investment adviser.

FEDERATED HIGH YIELD TRUST

Investment Objective: Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. Such securities are expected to be lower-rated corporate debt obligations commonly referred to as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest than investments in higher rated securities. The Trust's investment adviser will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers. Federated Investment Management Company serves as the fund's investment adviser.

FIDELITY ADVISOR BALANCED FUND - CLASS T

Investment Objective: Seeks income and growth potential by investing in securities including U.S. government and corporate bonds, and a diversified selection of common stocks. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS T

Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities, with a secondary emphasis on growth potential. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T

Investment Objective: Pursues capital growth that exceeds market performance through investments in growth, cyclical, and value stocks, and securities convertible to common stocks. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T

Investment Objective: A bond fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY ASSET MANAGER(TM)

Investment Objective: Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY EQUITY-INCOME FUND

Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the fund will consider the potential for achieving capital appreciation. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY MAGELLAN(R) FUND

Investment Objective: Seeks capital appreciation by investing primarily in common stock and securities convertible into common stock. Up to 20% of the fund's assets may also be invested in debt securities of all types and qualities issued by foreign and domestic issuers if the fund's management believes that doing so will result in capital appreciation. No emphasis is placed on dividend income except when the fund's management believes that this income will have a favorable influence on the market value of the security. Because the fund has no limitation on the quality of debt securities in which it may invest, the debt securities in its portfolio may be of poor quality and may present the risk of default or may be in default. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY PURITAN FUND

Investment Objective: Seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY VIP HIGH INCOME PORTFOLIO

Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower rated, high-yielding, fixed-income securities, while also considering growth of capital. The fund's manager will seek high current income normally by investing the Portfolio's assets as follows:

o at least 80% in income-producing debt securities and preferred stocks, including convertible securities; and

o up to 20% in common stocks and other equity securities when consistent with the portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus. Fidelity Management & Research Company serves as the fund's investment adviser.

FRANKLIN MUTUAL SERIES FUND, INC. - MUTUAL SHARES FUND: CLASS A

Investment Objective: Seeks capital appreciation, which may occasionally be short-term. Income is a secondary objective. The fund seeks to meet its objectives by primarily investing in common stock, preferred stock and corporate debt securities which may be convertible into common stock. Franklin Mutual serves as the fund's investment adviser.

INVESCO DYNAMICS FUND

Investment Objective: To seek appreciation of capital through aggressive investment policies. The fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Fund Group, Inc. serves as the fund's investment adviser. INVESCO Trust Company serves as the fund's sub-adviser.

JANUS FUND

Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Generally this fund emphasizes issuers with larger market capitalizations. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS TWENTY FUND

Investment Objective: Seeks growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the fund may at times hold substantial positions in cash, or interest bearing securities. Janus Capital Corporation serves as the fund's investment adviser.

JANUS WORLDWIDE FUND

Investment Objective: To seek long-term growth of capital in a manner consistent with the preservation of capital. The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The fund may invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The fund normally invests in issuers from at least five different countries. Janus Capital Corporation serves as the fund's investment adviser.

LAZARD SMALL CAP PORTFOLIO - OPEN SHARES

Investment Objective: To seek capital appreciation through investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the investment adviser to be inexpensively priced relative to the return on total capital or equity. Lazard Asset Management serves as the fund's investment adviser.

MFS(R) GLOBAL GOVERNMENTS FUND - CLASS A (FORMERLY MFS(R) WORLD GOVERNMENTS
FUND)

Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. investments. Massachusetts Financial Services Company serves as the fund's investment adviser.

NATIONWIDE BOND FUND - CLASS D

Investment Objective: Seeks as high a level of income as is consistent with preservation of capital. The fund invests primarily in fixed-income securities and currently focuses on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the fund will be intermediate, which is defined as being between six and ten years. Villanova Mutual Fund Capital Trust ("VMF") is the fund's investment advisor. VMF is an indirect subsidiary of Nationwide Financial Services, Inc.

NATIONWIDE FUND - CLASS D

Investment Objective: Seeks total return through a flexible combination of current income and capital appreciation. The fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. VMF is the fund's investment advisor

NATIONWIDE GROWTH FUND - CLASS D

Investment Objective: Seeks long-term capital appreciation. The fund invests primarily in equity securities of companies of all sizes. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth. VMF is the fund's investment adviser.

NATIONWIDE MONEY MARKET FUND - PRIME SHARES

Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund invests in high-quality money market instruments maturing in 397 days or less. VMF is the fund's investment adviser.

NATIONWIDE(R) INTERMEDIATE U.S. GOVERNMENT BOND FUND - CLASS D

Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital. The fund invests in securities of the U.S. Government and its agencies and instrumentalities. The average duration of the Fund will be between three and a half and six years. VMF is the Fund's Investment adviser.

NATIONWIDE S&P 500(R) INDEX FUND - SERVICE CLASS

Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. VMF serves as the fund's investment adviser and The Dreyfus Corporation is the fund's sub-adviser.

"S&P(R)" has been licensed for use by Nationwide Advisory Services, Inc. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

NEUBERGER BERMAN EQUITY TRUST(R) - NEUBERGER  BERMAN GENESIS TRUST

Investment Objective: Seeks capital appreciation by investing primarily in stocks of companies with small market capitalizations (usually up to $1.5 billion). The portfolio manager seeks to buy the stocks of strong companies with a history of solid performance and a proven management team, which are selling at attractive prices. Neuberger Berman Management Incorporated serves as the fund's investment adviser. THIS FUND IS NOT AVAILABLE FOR PLANS ESTABLISHED ON OR AFTER MARCH 6, 1998.

NEUBERGER  BERMAN GUARDIAN FUND, INC.

Investment Objective: Seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the fund's investments is on common stock. The fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger Berman Management Incorporated serves as the fund's investment adviser. THIS FUND IS NOT AVAILABLE FOR PLANS ESTABLISHED ON OR AFTER MARCH 6, 1998

NEUBERGER BERMAN LIMITED MATURITY BOND FUND

Investment Objective: Seeks highest current income consistent with low risk to principal and liquidity. The fund invests in a diversified portfolio of short-to intermediate-term debt securities and other debt securities with special features producing similar price characteristics. Total return is a secondary objective. Neuberger Berman Management Incorporated serves as the fund's investment adviser.

NEUBERGER BERMAN PARTNERS FUND, INC.

Investment Objective: Seeks capital growth. The fund invests in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The fund's management believes that the fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk. Neuberger Berman Management Incorporated serves as the fund's investment adviser.

OPPENHEIMER GLOBAL FUND/VA

Investment Objective: Seeks capital appreciation. The fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. The remainder of the fund's invested assets will be invested in securities for liquidity purposes. OppenheimerFunds, Inc. serves as the fund's investment adviser.

PHOENIX BALANCED FUND SERIES

Investment Objective: The fund seeks reasonable income, long-term capital growth and conservation of capital. It is intended that the fund will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement. Phoenix Investment Counsel serves as the fund's investment adviser.

PRESTIGE BALANCED FUND - CLASS A

Investment Objective: To provide a high total return from a diversified portfolio of equity and fixed income securities. The fund seeks to provide a total return that approaches the total return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its asset in equity securities and 40% in fixed income securities. The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. VMF serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the fund's sub-adviser.

PRESTIGE INTERNATIONAL FUND - CLASS A

Investment Objective: Capital appreciation. The fund seeks to accomplish its investment objective by investing primarily in equity securities of non- United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The fund invests primarily in equity securities of non-United State companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). VMF serves as the Fund's investment adviser and Lazard Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP GROWTH FUND - CLASS A

Investment Objective: Long-term capital appreciation. The fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects of earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in Russell 1000(R) Growth Index, which currently have market capitalizations that range from $14 billion to $272 billion. VMF serves as the fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP VALUE FUND - CLASS A

Investment Objective: To maximize total return, consisting of both capital appreciation and current income. The fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. VMF serves as the fund's investment adviser and Brinson Partners, Inc. is the fund's sub-adviser.

PRESTIGE SMALL CAP FUND - CLASS A

Investment Objective: Long-term capital appreciation. The fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. VMF serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the fund's sub-adviser, providing daily portfolio management for the fund.

STRONG COMMON STOCK FUND, INC.

Investment Objective: To seek capital growth by investing in a diversified portfolio of equity securities which, in the opinion of the Fund's investment adviser, possess the potential for price appreciation. Strong Capital Management, Inc. serves as the Fund's investment adviser.

STRONG TOTAL RETURN FUND, INC.

Investment Objective: Seeks a combination of income and capital appreciation which will produce the highest total return while assuming reasonable risks. "Reasonable risks" refers to the advisor's judgment that the risks of investing in the securities in the Total Return Fund's portfolio are no greater than normal. The Total Return Fund invests in common stocks and other equity-type securities; corporate bonds, debentures, and notes; and short-term money market instruments. Common stocks may be either growth or income oriented. Other equity-type securities are limited to convertible bonds, preferred stocks, warrants, and convertible preferred shares. Short-term money market instruments include U.S. Treasury obligations, bank certificates of deposit, commercial paper, and variable-rate master demand notes (floating-rate debt instruments without a fixed maturity). The Total Return Fund may also invest in debt securities issued or guaranteed by the U.S. government and its agencies or instrumentalities. Strong Capital Management, Inc. serves as the fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS A

Investment Objective: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

WARBURG PINCUS EMERGING GROWTH FUND

Investment Objective: Seeks maximum capital appreciation by investing in equity securities of small- to medium-sized companies in the United States with emerging or renewed growth potential. Credit Suisse Asset Management, LLC, serves as the Fund's investment adviser.

WARBURG PINCUS GLOBAL FIXED INCOME FUND

Investment Objective: Seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund will pursue its objective by investing in a portfolio principally consisting of investment grade fixed income securities of governmental and corporate issuers denominated in various currencies, including U.S. dollars. Credit Suisse Asset Management, LLC, serves as the fund's investment adviser.

(AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER DECEMBER 25, 1982 AND BEFORE JANUARY 1, 1993)

For contracts issued on or after December 25, 1982, and before January 1, 1993 variable account purchase payments may be allocated only to the sub-accounts which consist of shares of the underlying mutual fund options listed below:

AMERICAN CENTURY: SHORT-TERM GOVERNMENT (FORMERLY BENHAM SHORT-TERM GOVERNMENT)

Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. U.S. Governments invests in securities of the United States government and its agencies. American Century Investment Management, Inc. serves as the fund's investment adviser.

AMERICAN CENTURY: GROWTH (FORMERLY TWENTIETH CENTURY GROWTH)

Investment Objective: To seek capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The fund's investment approach identifies companies with accelerating earnings and revenues. As part of it strategy, the fund remains essentially fully invested in stocks at all times. American Century Investment Management, Inc. serves as the fund's investment adviser.

FIDELITY CAPITAL & INCOME FUND

Investment Objective: Seeks to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities of companies with uncertain financial positions. Fidelity

Management & Research Company serves as the fund's investment adviser.

FIDELITY EQUITY-INCOME FUND

Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the fund will consider the potential for achieving capital appreciation. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY VIP HIGH INCOME PORTFOLIO

Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower rated, high-yielding, fixed-income securities, while also considering growth of capital. The fund's manager will seek high current income normally by investing the Portfolio's assets as follows:

- at least 80% in income-producing debt securities and preferred stocks, including convertible securities; and

- up to 20% in common stocks and other equity securities when consistent with the portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus. Fidelity Management & Research Company serves as the fund's investment adviser.

MFS(R) GLOBAL GOVERNMENTS FUND - CLASS A (FORMERLY MFS(R) WORLD GOVERNMENTS
FUND)

Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. investments. Massachusetts Financial Services Company serves as the Fund's investment adviser.

NATIONWIDE MONEY MARKET FUND - PRIME SHARES

Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund invests in high-quality money market instruments maturing in 397 days or less. VMF serves as the fund's investment adviser.

APPENDIX B: CONDENSED FINANCIAL INFORMATION
Accumulation unit values for an accumulation unit outstanding throughout the period.

                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE         OF THE PERIOD      YEAR
-----------------------------------------------------------------------------------------------------------------------
American Century: Short          23.012292          23.132624              0.52%               87,493         1999
Term Government                  21.986961          23.012292              4.66%              131,664         1998
(formerly Benham Short           21.012508          21.986961              4.64%              138,808         1997
Term Government)                 20.449954          21.012508              2.75%              157,941         1996
                                 18.748399          20.449954              9.08%              216,620         1995
                                 19.087872          18.748399             -1.78%              183,649         1994
                                 18.563845          19.087872              2.82%              182,484         1993
                                 18.018283          18.563845              3.03%              177,970         1992
                                 16.352445          18.018283             10.19%              191,264         1991
                                 15.400806          16.352445              6.18%              188,328         1990
-----------------------------------------------------------------------------------------------------------------------
American Century: Income         17.640513          20.537578             16.42%              534,684         1999
& Growth                         14.002308          17.640513             25.98%              397,026         1998
                                 10.551440          14.002308             32.71%              135,424         1997
                                 10.000000          10.551440              5.51%               18,133         1996
-----------------------------------------------------------------------------------------------------------------------
American Century:                88.518097         117.667874             32.93%              153,919         1999
Growth (formerly                 65.572069          88.518097             34.99%              150,519         1998
Twentieth Century Growth)        51.389039          65.572069             27.60%              158,492         1997
                                 45.274141          51.389039             13.51%              186,518         1996
                                 38.113717          45.274141             18.79%              231,124         1995
                                 39.197771          38.113717             -2.77%              324,141         1994
                                 38.275689          39.197771              2.41%              335,369         1993
                                 40.518750          38.275689             -5.54%              404,811         1992
                                 24.287059          40.518750             66.83%              410,440         1991
                                 25.592676          24.287059             -5.10%              401,940         1990
-----------------------------------------------------------------------------------------------------------------------
American Century:                18.416900          29.892733             62.31%               67,212         1999
International Growth             15.678789          18.416900             17.46%               48,212         1998
(formerly Twentieth              13.268469          15.678789             18.17%               31,799         1997
Century International            11.748911          13.268469             12.93%                7,683         1996
Growth)                          10.000000          11.748911             17.49%               25,477         1995
-----------------------------------------------------------------------------------------------------------------------
American Century: Ultra          22.284614          31.115121             39.63%              958,510         1999
(formerly Twentieth              16.780808          22.284614             32.80%              784,677         1998
Century Ultra)                   13.807925          16.780808             21.53%              660,821         1997
                                 12.289075          13.807925             12.36%              530,842         1996
                                  9.043121          12.289075             35.89%              266,570         1995
                                  9.505758           9.043121             -4.87%              116,020         1994
                                 10.000000           9.505758             -4.94%                2,713         1993
-----------------------------------------------------------------------------------------------------------------------
Delchester Fund Inst'l           14.911925          14.244875             -4.47%               79,605         1999
                                 15.348845          14.911925             -2.85%               73,489         1998
                                 13.618147          15.348845             12.71%               87,319         1997
                                 12.257125          13.618147             11.10%               70,363         1996
                                 10.867271          12.257125             12.79%               65,214         1995
                                 11.511092          10.867271             -5.59%               43,997         1994
                                 10.000000          11.511092             15.11%               15,953         1993
-----------------------------------------------------------------------------------------------------------------------

                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE         OF THE PERIOD      YEAR
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,       12.724781          13.811292              8.54%              156,211         1999
Inc. - Q                         10.000000          12.724781             27.25%               56,730         1998
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,           10.755504          11.699291              8.77%               29,698         1999
Inc. - Q                         10.000000          10.755504              7.56%               14,859         1998
-----------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.       12.008201          12.061566              0.44%              160,276         1999
                                 11.848519          12.008201              1.35%               14,859         1998
                                 10.958199          11.848519              8.12%              156,006         1997
                                 10.819193          10.958199              1.28%              169,248         1996
                                  9.110600          10.819193             18.75%               53,005         1995
                                 10.000000           9.110600             -8.89%               15,283         1994
-----------------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index            28.976575          34.392545             18.69%              692,394         1999
Fund                             22.921661          28.976575             26.42%              429,513         1998
                                 17.509385          22.921661             30.91%              332,923         1997
                                 14.505515          17.509385             20.71%              187,389         1996
                                 10.749166          14.505515             34.95%               33,323         1995
                                 10.819026          10.749166             -0.65%               12,668         1994
                                 10.000000          10.819026              8.19%                  585         1993
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third            25.825514          33.178138             28.47%               59,207         1999
Century Fund, Inc. - Class       20.101260          25.825514             28.48%               41,708         1998
Z (formerly, Dreyfus Third       15.742432          20.101260             27.69%               35,892         1997
Century Fund, Inc.)              12.829548          15.742432             22.70%               21,194         1996
                                  9.570659          12.829548             34.05%               12,292         1995
                                 10.477293           9.570659             -8.65%                7,325         1994
                                 10.000000          10.477293              4.77%                2,583         1993
-----------------------------------------------------------------------------------------------------------------------
Evergreen Income and             17.031564          19.561585             14.85%               72,494         1999
Growth Fund (formerly            17.394044          17.031564             -2.08%               75,243         1998
Evergreen Total Return           14.032960          17.394044             23.95%               63,791         1997
Fund)                            12.594984          14.032960             11.42%               65,357         1996
                                 10.301799          12.594984             22.26%               60,789         1995
                                 11.153183          10.301799             -7.63%               51,305         1994
                                 10.000000          11.153183             11.53%               32,321         1993
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.547474          11.130751             -3.61%              139,182         1999
Class F                          11.076983          11.547474              4.25%              104,392         1998
                                 10.117861          11.076983              9.48%               33,538         1997
                                 10.000000          10.117861              1.18%                9,873         1996
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        9.976102          10.042770              0.67%               49,637         1999
- Q                              10.000000           9.976102             -0.24%               49,055         1998
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced        14.984876          15.455350              3.14%               86,087         1999
Fund - Class T                   13.150098          14.984876             13.95%               31,056         1998
                                 10.890814          13.150098             20.74%               13,345         1997
                                 10.177458          10.890814              7.01%                2,740         1996
                                 10.000000          10.177458              1.77%                    0         1995
-----------------------------------------------------------------------------------------------------------------------

                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE         OF THE PERIOD      YEAR
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          16.455574          16.762859              1.87%              122,013         1999
Income Fund - Class T            14.355400          16.455574             14.63%              103,814         1998
                                 11.552736          14.355400             24.26%               84,318         1997
                                 10.213719          11.552736             13.11%               59,163         1996
                                 10.000000          10.213719              2.14%                    0         1995
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth          18.629791          19.101353              2.53%              488,519         1999
Opportunities Fund -             15.224094          18.629791             22.37%              391,088         1998
Class - T                        11.997760          15.224094             26.89%              315,184         1997
                                 10.325686          11.997760             16.19%              177,245         1996
                                 10.000000          10.325686              3.26%                    0         1995
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            12.545500          13.417364              6.95%              219,180         1999
Yield                            12.767617          12.545500             -1.74%               22,247         1998
Fund - Class T                   11.241941          12.767617             13.57%              195,236         1997
                                 10.057673          11.241941             11.77%               70,939         1996
                                 10.000000          10.057673              0.58%                    0         1995
-----------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager           17.206302          19.290540             12.11%              290,579         1999
                                 15.016191          17.206302             14.58%              240,850         1998
                                 12.442308          15.016191             20.57%              244,272         1997
                                 11.183603          12.442308             11.25%              244,667         1996
                                  9.589367          11.183603             16.63%              198,546         1995
                                 10.415849           9.589367             -7.93%              150,536         1994
                                 10.000000          10.415849              4.16%                3,292         1993
-----------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income        48.330455          54.000183             11.73%               17,840         1999
Fund                             46.743425          48.330455              3.40%               24,848         1998
                                 41.287772          46.743425             13.21%               27,378         1997
                                 37.550944          41.287772              9.95%               29,770         1996
                                 32.589111          37.550944             15.23%               37,608         1995
                                 34.612981          32.589111             -5.85%               47,236         1994
                                 28.076548          34.612981             23.28%               59,521         1993
                                 22.214568          28.076548             26.39%               67,342         1992
                                 17.337275          22.214568             28.13%               73,366         1991
                                 18.269034          17.337275             -5.10%              100,081         1990
-----------------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income         78.774753          83.313397              5.76%              193,545         1999
Fund                             70.928467          78.774753             11.06%              216,592         1998
                                 55.285184          70.928467             28.30%              245,733         1997
                                 46.285491          55.285184             19.44%              257,747         1996
                                 35.576037          46.285491             30.10%              263,736         1995
                                 35.955883          35.576037             -1.06%              306,544         1994
                                 30.029661          35.955883             19.73%              305,774         1993
                                 26.531856          30.029661             13.18%              285,928         1992
                                 20.772673          26.531856             27.72%              294,858         1991
                                 24.479712          20.772673            -15.14%              330,860         1990
-----------------------------------------------------------------------------------------------------------------------

                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE         OF THE PERIOD      YEAR
-----------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund        29.350937          35.935860             22.44%            1,080,953         1999
                                 22.253917          29.350937             31.89%              775,189         1998
                                 17.810611          22.253917             24.95%              655,202         1997
                                 16.158074          17.810611             10.23%                6,562         1996
                                 11.964387          16.158074             35.05%               63,859         1995
                                 12.346838          11.964387             -3.10%               07,064         1994
                                 10.000000          12.346838             23.47%                9,100         1993
-----------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund            22.760633          23.106868              1.52%              637,179         1999
                                 19.778111          22.760633             15.08%              631,678         1998
                                 16.377974          19.778111             20.76%               99,590         1997
                                 14.410892          16.377974             13.65%               75,617         1996
                                 12.020413          14.410892             19.89%               01,466         1995
                                 11.972512          12.020413              0.40%               61,179         1994
                                 10.000000          11.972512             19.73%                4,320         1993
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High                23.899779          25.512888              6.75%                4,175         1999
Income Portfolio                 25.310146          23.899779             -5.57%                5,077         1998
                                 21.793257          25.310146             16.14%                0,793         1997
                                 19.364421          21.793257             12.54%                2,382         1996
                                 16.267014          19.364421             19.04%                2,970         1995
                                 16.739460          16.267014             -2.82%                4,151         1994
                                 14.073333          16.739460             18.94%                2,931         1993
                                 11.587552          14.073333             21.45%                2,842         1992
                                 10.000000          11.587552             15.88%                0,365         1991
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series            9.868029          11.164707             13.14%               26,055         1999
Franklin Mutual Series           10.000000           9.868029             -1.32%               18,848         1998
Franklin Mutual Series
-----------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund            10.504025          17.811356             69.57%              198,949         1999
- Q                              10.000000          10.504025              5.04%                    0         1998
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                       20.070038          29.145619             45.22%              595,937         1999
                                 14.640570          20.070038             37.09%              303,830         1998
                                 12.087447          14.640570             21.12%               35,485         1997
                                 10.239338          12.087447             18.05%               33,123         1996
                                 10.000000          10.239338              2.39%                    0         1995
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                32.342568          52.641837             62.76%              995,837         1999
                                 18.897600          32.342568             71.15%              507,576         1998
                                 14.762398          18.897600             28.01%               12,701         1997
                                 11.699046          14.762398             26.18%               30,288         1996
                                  8.701036          11.699046             34.46%                6,594         1995
                                  9.451097           8.701036             -7.94%                6,135         1994
                                 10.000000           9.451097             -5.49%                1,020         1993
-----------------------------------------------------------------------------------------------------------------------

                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE         OF THE PERIOD      YEAR
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund             15.241714          24.727791             62.24%              769,694         1999
                                 12.268712          15.241714             24.23%              459,107         1998
                                 10.317427          12.268712             18.91%               23,968         1997
                                 10.000000          10.317427              3.17%                5,099         1996
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio       10.448830          10.464373              0.15%               17,391         1999
- Open Shares - Q                10.000000          10.448830              4.49%                   45         1998
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Global                    37.527462          35.741694             -4.76%               14,393         1999
Governments Fund - Q             36.509244          37.527462              2.79%               19,990         1998
                                 36.879814          36.509244             -1.00%                0,631         1997
                                 35.454983          36.879814              4.02%                8,013         1996
                                 31.104159          35.454983             13.99%                4,015         1995
                                 33.728667          31.104159             -7.78%                9,642         1994
                                 28.864451          33.728667             16.85%                5,016         1993
                                 28.856612          28.864451              0.03%               48,580         1992
                                 25.777493          28.856612             11.94%               39,397         1991
                                 22.152081          25.777493             16.37%               44,525         1990
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund -        43.667785          41.898652             -4.05%               37,478         1999
Class D - Q                      40.827520          43.667785              6.96%               36,470         1998
                                 37.842928          40.827520              7.89%               41,735         1997
                                 37.782872          37.842928              0.16%               42,476         1996
                                 30.832258          37.782872             22.54%               38,843         1995
                                 33.991130          30.832258             -9.29%               35,282         1994
                                 31.104546          33.991130              9.28%               35,392         1993
                                 29.186916          31.104546              6.57%               21,409         1992
                                 25.300143          29.186916             15.36%               18,724         1991
                                 23.686756          25.300143              6.81%               16,600         1990
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund -        43.480582          41.719901             -4.05%                   73         1999
Class D - NQ                     40.652493          43.480582              6.96%                  148         1998
                                 37.680696          40.652493              7.89%                  176         1997
                                 37.620900          37.680696              0.16%                  194         1996
                                 30.700082          37.620900             22.54%                  622         1995
                                 33.845410          30.700082             -9.29%                  657         1994
                                 30.971200          33.845410              9.28%                  676         1993
                                 29.061793          30.971200              6.57%                  836         1992
                                 25.191682          29.061793             15.36%                1,030         1997
                                 23.585215          25.191682              6.81%               1,070,         1990
-----------------------------------------------------------------------------------------------------------------------

                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE         OF THE PERIOD      YEAR
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund -            125.467347         123.552516              -1.53%              69,097         1999
Class D - Q                      97.524886         125.467347              28.65%              59,155         1998
                                 70.764576          97.524886              37.82%              45,672         1997
                                 57.857937          70.764576              22.31%              34,681         1996
                                 45.095466          57.857937              28.30%              30,473         1995
                                 45.422888          45.095466              -0.72%              32,311         1994
                                 43.104048          45.422888               5.38%              32,770         1993
                                 42.418147          43.104048               1.62%              30,648         1992
                                 33.001868          42.418147              28.53%              28,864         1991
                                 33.337339          33.001868              -1.01%              27,869         1990
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund -            130.686988         128.692505              -1.53%                 149         1999
Class D - NQ                    101.582074         130.686988              28.65%                 176         1998
                                 73.708492         101.582074              37.82%                 314         1997
                                 60.264917          73.708492              22.31%                 314         1996
                                 46.971513          60.264917              28.30%                 258         1995
                                 47.312558          46.971513              -0.72%                 259         1994
                                 44.897247          47.312558               5.38%                 260         1993
                                 44.182806          44.897247               1.62%                 261         1992
                                 34.374796          44.482806              28.53%                 753         1991
                                 34.724214          34.374796              -1.01%               1,169         1990
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth            114.746202         132.098827              15.12%              26,654         1999
Fund - Class D - Q               93.947252         114.746202              22.14%              30,515         1998
                                 75.405663          93.947252              24.59%              46,513         1997
                                 65.471148          75.405663              15.17%              48,441         1996
                                 51.535806          65.471148              27.04%              48,841         1995
                                 51.458079          51.535806               0.15%              48,009         1994
                                 46.832151          51.458079               9.88%              48,190         1993
                                 44.639577          46.832151               4.91%              48,853         1992
                                 33.241418          44.639577              34.29%              42,168         1991
                                 36.439953          33.241418              -8.78%              43,789         1990
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth            121.157545         139.479726              15.12%                 208         1999
Fund - Class D - NQ              99.196488         121.157545              22.14%                 218         1998
                                 79.618909          99.196488              24.59%                 229         1997
                                 69.129314          79.618909              15.17%                 230         1996
                                 54.415339          69.129314              27.04%                 120         1995
                                 54.333269          54.415339               0.15%                 121         1994
                                 49.448867          54.333269               9.88%                 126         1993
                                 47.133788          49.448867               4.91%                 397         1992
                                 35.098768          47.133788              34.29%                 568         1991
                                 38.476025          35.098768              -8.78%                 580         1990
-----------------------------------------------------------------------------------------------------------------------

                               ACCUMULATION        ACCUMULATION             PERCENT          NUMBER OF
                                UNIT VALUE          UNIT VALUE             CHANGE IN        ACCUMULATION
                               AT BEGINNING           AT END              ACCUMULATION      UNITS AT END
           FUND                 OF PERIOD            OF PERIOD             UNIT VALUE       OF THE PERIOD      YEAR
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money              26.532610           27.412298                3.32%             27,248         1999
Market Fund - Prime              25.582330           26.532610                3.71%             32,255         1997
Shares - Pre 12/25/82 - Q        24.656210           25.582330                3.76%             43,632         1996
                                 23.787066           24.656210                3.61%             49,431         1995
                                 22.850271           23.797066                4.14%             49,996         1994
                                 22.315407           88.850271                2.40%             56,127         1993
                                  22.04209           22.315407                1.24%             68,074         1992
                                 21.636991           22.042019                1.87%             92,318         1991
                                 20.752553           21.636991                4.26%            118,625         1990
                                 19.490217           20.752553                6.48%            139,482         1989
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money              21.071063           21.769674                3.32%            621,449         1999
Market Fund - Prime              19.580907           20.316392                3.76%             32,458         1997
Shares - Q                       18.898613           19.580907                3.61%            327,248         1996
                                 18.146709           18.898613                4.14%            424,693         1995
                                 17.721943           18.146709                2.40%            326,464         1994
                                 17.504831           17.721943                1.24%            294,859         1993
                                 17.183173           17.504831                1.87%            303,845         1992
                                 16.480790           17.183176                4.26%            450,748         1991
                                 15.478296           16.480790                6.48%            548,549         1990
                                 14.401492           15.478296                7.48%            568,349         1989
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money              26.700292           27.585541                3.32%                838         1999
Market Fund - Prime              25.744006           26.700292                3.71%                841         1998
Shares - NQ                      24.812035           25.744006                3.76%                844         1997
                                 23.947460           24.812035                3.61%              1,317         1996
                                 22.994681           23.947460                4.14%              1,323         1995
                                 22.456439           22.994681                2.40%              1,329         1994
                                 22.181323           22.456439                1.24%              1,335         1993
                                 21.773734           22.181323                1.87%              2,211         1992
                                 20.883706           21.773734                4.26%              3,526         1991
                                 19.613392           20.883706                6.48%              3,539         1990
-----------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)            10.015679           11.817107               17.99%             17,851         1999
Index Fund - Service Class       10.000000           10.015679                0.16%                  0         1998(1)
-Q
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Intermediate       11.915504           11.529833               -3.24%             38,138         1999
U.S. Government Bond Fund        11.156351           11.915504                6.80%             43,459         1998
- Class D - Q                    10.324818           11.156351                8.05%              6,737         1997
                                 10.124709           10.324818                1.98%              6,372         1996
                                 10.000000           10.124709                1.25%                  0         1995
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Equity           9.266508            9.512964                2.66%             71,239         1999
Trust(R) Neuberger Berman        11.915504            9.266508               -7.33%             67,525         1998
Genesis Trust - Q
-----------------------------------------------------------------------------------------------------------------------

                               ACCUMULATION        ACCUMULATION            PERCENT          NUMBER OF
                                UNIT VALUE          UNIT VALUE            CHANGE IN        ACCUMULATION
                               AT BEGINNING           AT END             ACCUMULATION      UNITS AT END
           FUND                 OF PERIOD           OF PERIOD             UNIT VALUE       OF THE PERIOD      YEAR
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman                 17.198573           18.411034                7.05%            379,737         1999
Guardian Fund                    17.024633           17.198573                1.02%            436,072         1998
                                 14.625126           17.024633               16.41%            448,443         1997
                                 12.571028           14.625126               16.34%            357,346         1996
                                  9.640402           12.571028               30.40%            139,046         1995
                                 10.000000            9.640402               -3.60%             25,549         1994
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman                 12.056542           12.095451                0.32%             19,912         1999
Limited Maturity Bond            11.672986           12.056542                3.29%             81,393         1998
Fund                             11.068501           11.672986                5.46%             67,262         1997
                                 10.735070           11.068501                3.11%             74,163         1996
                                  9.833352           10.735070                9.17%             91,976         1995
                                  9.995028            9.833352               -1.62%             89,231         1994
                                 10.000000            9.995028               -0.05%                423         1993
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman                 24.928856           26.523895                6.40%            311,323         1999
Partners Fund                    23.764888           24.928856                4.90%            374,224         1998
                                 18.631249           23.764888               27.55%            312,513         1997
                                 14.924653           18.631249               24.84%            222,551         1996
                                 11.183371           14.924653               33.45%             73,504         1995
                                 11.548721           11.183371               -3.16%             38,329         1994
                                 10.000000           11.548721               15.49%              9,926         1993
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global               24.105920           37.706431               56.42%            315,244         1999
Fund/VA - Class A                21.669822           24.105920               11.24%            301,407         1998
                                 18.022572           21.669822               20.24%            262,844         1997
                                 15.538850           18.022572               15.98%            228,413         1996
                                 13.503390           15.538850               15.07%            160,871         1995
                                 14.119303           13.503390               -4.36%             87,590         1994
                                 10.000000           14.119303               41.19%              5,128         1993
-----------------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund            16.652539           18.203902                9.32%             58,295         1999
Series - Q                       14.235004           16.652539               16.98%             47,793         1998
                                 12.187868           14.235004               16.80%             46,629         1997
                                 11.373217           12.187868                7.16%             43,659         1996
                                  9.338434           11.373217               21.79%             23,786         1995
                                 10.000000            9.338434               -6.62%              9,028         1994
-----------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund           10.034647           10.809720                7.72%                355         1999
 - Class A- Q                    10.000000           10.034647                0.35%                  0         1998
-----------------------------------------------------------------------------------------------------------------------
Prestige International           10.035113           11.989686               19.48%              4,361         1999
Fund Class A - Q                 10.000000           10.035113                0.35%                181         1998(1)
-----------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth        10.084070           13.394083               32.82%              1,471         1999
Fund Class A- Q                  10.000000           10.084070                0.84%                  0         1998
-----------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value         10.229636            9.619068               -5.97%                109         1999
Fund Class A - Q                 10.000000           10.229636                2.30%                  0         1998
-----------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund          10.359298           12.128362               17.08%              8,135         1999
Class A - Q                      10.000000           10.359298                3.59%                 45         1998
-----------------------------------------------------------------------------------------------------------------------

                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE         OF THE PERIOD      YEAR
-----------------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund,        10.418119          14.432187              38.53%              69,558         1999
Inc. - Q                         10.000000          10.418119               4.18%                   0         1998
-----------------------------------------------------------------------------------------------------------------------
Strong Total Return              26.782090          42.228152              57.67%             115,792         1999
Fund, Inc.                       20.549313          26.782090              30.33%              75,602         1998
                                 16.766964          20.549313              22.56%              78,495         1997
                                 14.893186          16.766964              12.58%              63,801         1996
                                 11.881033          14.893186              25.35%              41,291         1995
                                 12.205201          11.881033              -2.66%              19,727         1994
                                 10.000000          12.205201              22.05%               3,939         1993
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign                12.770793          17.547470              37.40%             334,228         1999
Fund - Class A                   13.604014          12.770793              -6.12%             318,666         1998
                                 12.923758          13.604014               5.26%             354,769         1997
                                 11.097523          12.923758              16.46%             266,477         1996
                                 10.000000          11.097523              10.98%              69,083         1995
-----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging          14.769496          20.672241              39.97%             288,739         1999
Growth Fund                      14.140391          14.769496               4.45%             338,034         1998
                                 11.814248          14.140391              19.69%             316,835         1997
                                 10.895016          11.814248               8.44%             250,912         1996
                                 10.000000          10.895016               8.95%                   0         1995
-----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Global            10.651516          10.554122              -0.91%               5,420         1999
Fixed Income Fund - Q            10.000000          10.651516               6.52%              14,079         1998
-----------------------------------------------------------------------------------------------------------------------